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                           DERENTHAL & DANNHAUSER LLP
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                           FACSIMILE: (415) 981-4840



                                December 15, 2004


BY EDGAR

Abby Adams, Esq.
Special Counsel
Office of Mergers
         and Acquisitions
Division of Corporation Finance, Stop 3-3
Securities and Exchange Commission
Washington, D.C. 20549
Facsimile: (202) 942-9638

         Re:      Wells Real Estate Investment Trust, Inc.
                  Schedule TO-T Filed November 15, 2004
                  Schedule TO-T, Amendment No. 1 filed November 23, 2004
                  By Sutter Opportunity Fund 3, LLC; Sutter Capital Management, LLC; and Robert E. Dixon

Dear Ms. Adams:

         This letter is in response to your letter dated November 29, 2004 concerning the above-referenced filing. The numbered responses correspond to your numbered comments. All references to revisions to the "Offer" refer to the revised Offer to Purchase included as exhibit (a)(1) to amendment no. 2 to the Schedule TO filed concurrently, with changes marked to reflect revisions to the version included in amendment no. 1.

         1. Sutter Opportunity Fund 3, LLC ("SOF3") is a privately held investment fund, not formed for the purpose of this acquisition. Its business is the acquisition of a portfolio of a variety of types of securities and it is capitalized by capital contributions and capital commitments of its holders of limited liability company member interests. Its sole manager and control person is Sutter Capital Management, LLC, whose sole manager and owner is Robert E. Dixon. None of the equity owners of SOF3, other than Mr. Dixon, and no person or entity other than Mr. Dixon and Sutter Capital Management, LLC owns any controlling interest in SOF3, controls the operations or assets of SOF3 or has the power to direct the acquisition, disposition or voting of any portfolio securities held by SOF3. Accordingly, we believe that the information included in the Offer includes information on all persons to be identified pursuant to General Instruction C.


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Abby Adams, Esq.
December 15, 2004
Page 2


         2. The information included in the Offer was the most current market pricing information available at the time the initial Offer was prepared and filed. The information regarding the company's redemption program was taken from its quarterly report on Form 10-Q for the quarter ended September 30, 2004, and the bidders know of no more recent information in that regard. While the bidders understand that further market transactions may occur after the date of the initial Offer, we are not aware of any requirement to continue to update market pricing information. Item 1002(c) requires only high and low trading prices for historical periods, not the most recent transaction reporting available during the course of the offer. This issuer's securities are not traded on any "established trading market" and are relatively illiquid, with reported transactions historically sporadic in volume and widely varying in price. Transaction reporting is, as a result, more anecdotal than indicative of true market values. We believe, with the existing disclosure of historical prices and the discussion of the redemption program, the purchasers have provided adequate market price information. The purchasers therefore do not believe updating market information since the date of the Offer is necessary or appropriate.

         3. As disclosed on the front page of the Offer, the purchasers and their affiliates currently own 3,000 shares. As noted above, the purchasers and their affiliates include Robert E. Dixon and entities he controls, including SOF3 and Sutter Capital Management, LLC, which addresses all stock ownership by persons identified in General Instruction C.

         4. See the additional disclosure under Section 12 of the Offer. The instructions for Schedule TO, Item 10, are to provide financial information required under Regulation M-A Rule 1010 where "the offeror's financial condition is material to a decision by a security holder to sell, tender or hold" securities. The facts and circumstances of the offer, particularly the terms, are to influence the determination of materiality. Instruction 2 to Item 10 provides circumstances under which financial statements are presumed not to be material, including items (a), (b) and either (d) or (e). This offer satisfies
(a) and (b), but not (d) or (e). For the reasons discussed below, we do not believe financial statements would provide any material information to assist a security holder's decision.

         This offer is for immediate cash payment, and no securities of the bidders are to be used. No evaluation of securities or credit risk is therefore relevant to this offer. The bidders neither seek control, nor would they, if successful in purchasing all Units sought, gain control of the issuer, so no evaluation of the bidders' financial condition is relevant in that respect. Only a very limited market exists for the Units and no competing bidder is seeking to purchase the securities, so no real alternative opportunities are available to be evaluated over the period of the offer.

         As noted in Schedule I to the Offer, SOF3 was formed in 2004, so has no significant period of operations to report. Its sole business activity is investment in portfolio securities and its assets consist of cash reserves and


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Abby Adams, Esq.
December 15, 2004
Page 3

portfolio securities, primarily illiquid securities. SOF3 does not conduct any business operations that would make income or other operating financial statements relevant. A current balance sheet would reflect cash raised specifically to make securities investments similar to that contemplated in the offer and illiquid portfolio securities similar to those sought in the offer. The bidders do not prepare or maintain financial statements in accordance with GAAP, so any presentation of financial information would constitute a summary statement of net worth and liquid assets. To require that the bidders prepare an ad hoc financial statement for the sole purpose of this offer would involve unnecessary and unreasonable time, effort and expense, without providing any material information to prospective sellers.

         Finally, we would note that, if the Purchaser's offer to purchase is successful in acquiring all of the shares sought, the Purchasers will hold shares representing approximately 0.02% of the outstanding shares, far fewer than the 5% requiring filing of the tender offer under Section 14(d). The purchasers have filed this tender offer under Schedule TO for the sole purpose of reaching as many of the shareholders as possible. Under these circumstances, requiring the filing of financial statements would be unduly burdensome.

         5. The risk factor is already highlighted by being stated on the cover of the Offer as well as on page 7. It would appear that the risk is clearly stated by the sentence repeated at both locations that, "Because there is no independent intermediary to hold the Purchasers' funds and tendered securities, the Purchasers may have access to the securities before all conditions to the Offer have been satisfied and selling Shareholders have been paid."

         6. See the existing disclosure in the final paragraph of Section 5 of the Offer, which reads, in part, as follows:

         "If the Purchasers make a material change in the terms of the Offer or the information concerning the Offer or waive a material condition of the Offer, the Purchasers will extend the Offer to the extent required by Rules 14d-4(c), 14d-6(d) and 14e-1 under the Exchange Act. The minimum period during which an offer must remain open following a material change in the terms of the offer or information concerning the offer, other than a change in price or a change in percentage of securities sought, will depend upon the facts and circumstances, including the relative materiality of the change in the terms or information. With respect to a change in price, including a reduction for dividends declared or paid prior to the Expiration Date, or a change in percentage of securities sought (other than an increase of not more than 2% of the securities sought), however, a minimum ten business day period is generally required to allow for adequate dissemination to security holders and for investor response."

         7. See the added disclosure extracted from the issuer's most recent 10-Q. It is our understanding, as noted in the cover page bullet point and


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Abby Adams, Esq.
December 15, 2004
Page 4


repeated on page 7, that the redemption plan provides for a fixed price of $10 per share. However, as noted, the redemption plan is limited in scope, provides for a minimum holding period, is contingent on the dividend reinvestment plan to fund redemptions and is subject to change in management's discretion.

         8. The purchasers know of no fee that may be charged by any broker for a holder's election to tender shares.

         9. As stated, the quantitative and qualitative factors include, primarily: "(i) the limited secondary market for resales of the Shares and the resulting lack of liquidity of an investment in the Company; and (ii) the costs to the Purchasers associated with acquiring the Shares." The redemption plan was not a factor except to the extent it reflects only a limited liquidity for the shares, which, as noted is a factor in determining the Offer price.

         10. See the revised language. The basic tax consequences of a sale of shares is disclosed. As noted, however, myriad consequences under the tax code may result depending on a wide variety of factors affecting individual shareholders which the purchasers cannot be expected to predict. No disclosure standard would require that the purchasers prepare a treatise on all possible tax consequences to all possible shareholders under all possible circumstances. Each shareholder must bear some responsibility to determine the tax consequences of a sale of shares. This is not a partnership with unusual consequences relating to historical allocations and the like. We believe the amended disclosure is therefore adequate.

         11. See the revision to the cited discussion in the Offer. The purchasers are not related to the issuer or its management, and have no information concerning the issuer other than the information published in the issuer's periodic and current reports. The purchasers will not and cannot represent those disclosures as based on their own knowledge and belief, and the qualification is necessary in order to make the statements not misleading as to their source.

         12. See the revision to the cited discussion in the Offer.

         13. The purchasers have clearly disclosed that the Offer is made for investment purposes and the purpose of investment, the making of a profit, is a matter of general notice. The purchasers believe that reserving as a condition to the offer any governmental or judicial action which would "cause(s) any material diminution of the benefits to be derived by the Purchasers" can be clearly understood and does not make the offer illusory. For example, the purchasers would suffer a material diminution of prospective investment benefits if a court issued an order prior to the expiration of the offer which enjoined the purchasers from reducing the offer price, required the purchasers to delay consummation of the purchases or otherwise obstructed the orderly consummation of the transaction on the terms proposed by the purchasers. These conditions are necessarily stated in general terms in order to cover variety of potential unknown developments. The burden will be on the purchasers to establish



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Abby Adams, Esq.
December 15, 2004
Page 5

objectively that the condition has occurred and the purchasers will be contractually bound if they cannot demonstrate that the condition has occurred.

         14. In the context of the type of business conducted by the issuer, it is unlikely that any currency rate fluctuations or currency market disruption will affect the issuer or its business, assets or operations. Nevertheless, this standard condition will be retained, as clarified by the added phrase.

         Please contact me if you have any further questions concerning these filings.

                                        Very truly yours,




                                        Paul J. Derenthal

cc:      Mr. Robert E. Dixon